Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented information

17.	Segmented information

The Company operates in one reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2021	December 31, 2020
Canada	$587,684	$205,898
United States	13,968,566	13,968,566
Mexico	61,434,031	58,608,820
	$75,990,281	$72,783,284